Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.6%

Security	Shares	Value
Aerospace & Defense — 1.3%
Safran S.A.	182,300	$22,070,918

		$22,070,918

Air Freight & Logistics — 1.1%
GXO Logistics, Inc.(1)(2)	217,577	$17,669,428

		$17,669,428

Automobiles — 1.4%
Stellantis NV	1,161,711	$22,431,326

		$22,431,326

Banks — 9.8%
Bank of New York Mellon Corp. (The)	261,546	$15,499,216
Citigroup, Inc.	262,055	17,065,022
Credit Agricole S.A.	814,940	12,260,320
HDFC Bank, Ltd.	380,394	7,644,216
HSBC Holdings PLC	2,946,531	20,971,458
ING Groep NV	752,948	11,135,424
M&T Bank Corp.(2)	105,645	17,894,150
Mitsubishi UFJ Financial Group, Inc.(3)	330,587	2,003,780
Svenska Handelsbanken AB, Class A	1,148,784	12,243,230
Swedbank AB, Class A	499,730	9,783,817
Toronto-Dominion Bank (The)	240,729	19,280,667
Wells Fargo & Co.	282,071	15,175,420

		$160,956,720

Beverages — 3.5%
Coca-Cola Co. (The)(2)	515,345	$31,441,198
Diageo PLC	520,976	26,289,156

		$57,730,354

Biotechnology — 0.7%
CSL, Ltd.	63,222	$11,711,407

		$11,711,407

Building Products — 1.3%
Assa Abloy AB, Class B	398,852	$10,921,401
Kingspan Group PLC	113,079	10,884,650

		$21,806,051

Construction Materials — 1.1%
CRH PLC	355,260	$17,830,637

		$17,830,637

Diversified Financial Services — 0.6%
London Stock Exchange Group PLC	104,622	$10,243,897

		$10,243,897

Security	Shares	Value
Electric Utilities — 2.6%
Enel SpA	1,849,977	$14,238,529
Iberdrola S.A.	1,287,398	14,760,095
NextEra Energy, Inc.	179,273	14,004,807

		$43,003,431

Electrical Equipment — 2.8%
AMETEK, Inc.	173,217	$23,690,889
Schneider Electric SE	129,090	21,867,241

		$45,558,130

Electronic Equipment, Instruments & Components — 3.7%
CDW Corp.	114,297	$21,607,848
Halma PLC	253,391	8,588,350
Keyence Corp.	19,105	9,799,383
TE Connectivity, Ltd.	147,861	21,145,602

		$61,141,183

Entertainment — 2.1%
Nintendo Co., Ltd.	17,048	$8,354,225
Walt Disney Co. (The)(1)(2)	179,369	25,644,386

		$33,998,611

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	43,394	$10,913,591

		$10,913,591

Food Products — 3.8%
Mondelez International, Inc., Class A	443,076	$29,699,384
Nestle S.A.	250,679	32,372,256

		$62,071,640

Gas Utilities — 0.6%
Snam SpA	1,834,647	$10,280,773

		$10,280,773

Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	122,434	$9,440,716
Boston Scientific Corp.(1)(2)	542,726	23,282,945
Intuitive Surgical, Inc.(1)	63,855	18,146,314
Straumann Holding AG	7,093	11,753,693

		$62,623,668

Health Care Providers & Services — 1.1%
Anthem, Inc.(2)	39,907	$17,598,588

		$17,598,588

Hotels, Restaurants & Leisure — 2.0%
Compass Group PLC	934,174	$21,231,555
InterContinental Hotels Group PLC(1)	174,985	11,561,851

		$32,793,406

Industrial Conglomerates — 0.9%
Siemens AG	98,365	$15,617,520

		$15,617,520

Security	Shares	Value
Insurance — 2.7%
AIA Group, Ltd.	1,281,029	$13,373,699
Arch Capital Group, Ltd.(1)	382,777	17,730,231
AXA S.A.	417,307	13,216,528

		$44,320,458

Interactive Media & Services — 6.0%
Alphabet, Inc., Class C(1)(2)	25,840	$70,128,985
Meta Platforms, Inc., Class A(1)(2)	91,757	28,743,798

		$98,872,783

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)(2)	16,691	$49,930,626

		$49,930,626

IT Services — 4.8%
Amadeus IT Group S.A.(1)	259,207	$17,823,126
Fidelity National Information Services, Inc.(2)	188,250	22,574,940
Global Payments, Inc.	98,521	14,766,327
Visa, Inc., Class A(2)	105,502	23,861,387

		$79,025,780

Leisure Products — 0.6%
Yamaha Corp.	235,850	$10,744,182

		$10,744,182

Life Sciences Tools & Services — 0.9%
Lonza Group AG	20,535	$14,157,689

		$14,157,689

Machinery — 3.1%
Graco, Inc.	172,355	$12,506,079
Ingersoll Rand, Inc.	246,022	13,828,897
SMC Corp.	21,968	12,252,904
Stanley Black & Decker, Inc.	69,750	12,181,837

		$50,769,717

Metals & Mining — 1.4%
Anglo American PLC	319,725	$14,095,230
Rio Tinto, Ltd.	123,596	9,826,582

		$23,921,812

Multi-Utilities — 0.4%
CMS Energy Corp.	113,754	$7,323,483

		$7,323,483

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	28,772	$3,778,627
ConocoPhillips	251,437	22,282,347
EOG Resources, Inc.(2)	233,619	26,043,846
Pioneer Natural Resources Co.	79,385	17,376,583
Repsol S.A.	1,321,113	16,788,179

		$86,269,582

Personal Products — 0.3%
Kose Corp.	59,996	$5,485,406

		$5,485,406

Security	Shares	Value
Pharmaceuticals — 8.2%
AstraZeneca PLC	177,263	$20,620,639
Eli Lilly & Co.	74,946	18,390,999
Novartis AG	79,531	6,910,408
Novo Nordisk A/S, Class B	197,361	19,631,153
Roche Holding AG PC	61,746	23,895,649
Sanofi	236,671	24,746,795
Zoetis, Inc.	100,773	20,133,438

		$134,329,081

Professional Services — 3.1%
Recruit Holdings Co., Ltd.	223,305	$11,037,648
RELX PLC	727,359	22,373,843
Verisk Analytics, Inc.	89,836	17,619,535

		$51,031,026

Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV	38,765	$26,255,321
Infineon Technologies AG	421,048	17,485,173
Micron Technology, Inc.(2)	250,910	20,642,366
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	171,591	21,042,204

		$85,425,064

Software — 7.0%
Adobe, Inc.(1)(2)	21,843	$11,670,715
Dassault Systemes SE	258,355	12,493,627
Intuit, Inc.	25,575	14,200,007
Microsoft Corp.	245,758	76,425,823

		$114,790,172

Specialty Retail — 2.3%
Lowe’s Cos., Inc.	67,682	$16,064,323
TJX Cos., Inc. (The)	302,210	21,750,053

		$37,814,376

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(2)	283,087	$49,477,946

		$49,477,946

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG	83,689	$22,965,700
LVMH Moet Hennessy Louis Vuitton SE	21,616	17,754,890

		$40,720,590

Total Common Stocks (identified cost $1,371,626,531)		$1,722,461,052

Corporate Bonds — 10.9%

Security	Principal Amount (000’s omitted)*	Value
Banks — 5.7%
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	3,800	$3,909,250
Banco Davivienda S.A., 6.65% to 4/22/31(4)(5)(6)	1,000	990,005

Security	Principal Amount (000’s omitted)*		Value
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(4)(5)(6)		2,470	$2,516,621
7.625% to 1/10/28(4)(5)(6)		1,160	1,186,512
8.375% to 10/14/30(4)(5)(6)		1,105	1,212,876
Bank of America Corp., Series RR, 4.375% to 1/27/27(4)(5)		2,885	2,856,438
Barclays PLC, 6.125% to 12/15/25(4)(5)		2,500	2,661,750
BNP Paribas S.A., 4.625% to 2/25/31(4)(5)(6)		4,110	3,955,793
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)		6,675	6,888,934
Comerica, Inc., 5.625% to 7/1/25(4)(5)		2,922	3,152,321
Credit Suisse Group AG:
4.50% to 9/3/30(4)(5)(6)		2,963	2,744,479
7.50% to 7/17/23(4)(5)(6)		5,917	6,167,822
Deutsche Bank AG, 7.125% to 4/30/26(4)(5)(7)	GBP	3,700	5,209,682
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)		3,200	3,456,000
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)		3,637	3,511,996
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)		2,926	3,296,051
ING Groep NV, 6.50% to 4/16/25(4)(5)		3,100	3,321,743
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)		9,303	8,966,883
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)		6,125	6,654,751
Natwest Group PLC:
4.60% to 6/28/31(4)(5)		752	708,760
6.00% to 12/29/25(4)(5)		1,642	1,733,295
8.00% to 8/10/25(4)(5)		5,035	5,678,599
Societe Generale S.A.:
4.75% to 5/26/26(4)(5)(6)		3,417	3,384,231
5.375% to 11/18/30(4)(5)(6)		3,548	3,579,932
Standard Chartered PLC, 4.75% to 1/14/31(4)(5)(6)		2,349	2,265,317
SVB Financial Group., Series C, 4.00% to 5/15/26(4)(5)		1,461	1,421,874
Unicaja Banco S.A., 4.875% to 11/18/26(4)(5)(7)	EUR	1,400	1,540,281
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)		1,501	1,530,955

			$94,503,151

Capital Markets — 0.7%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)		3,510	$3,566,020
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(4)(5)		3,551	3,512,578
UBS Group AG:
4.375% to 2/10/31(4)(5)(6)		2,750	2,595,175
6.875% to 8/7/25(4)(5)(7)		2,364	2,573,493

			$12,247,266

Diversified Financial Services — 0.5%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(7)(8)		3,235	$384,156
10.00%, 12/19/22(7)(8)		470	60,517
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(4)(5)(6)		3,764	3,848,690
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)		1,046	1,021,942
Textron Financial Corp., 1.891%, (3 mo. USD LIBOR + 1.735%), 2/15/67(6)(9)		1,719	1,443,960
Unifin Financiera SAB de CV, 7.375%, 2/12/26(6)		1,325	827,211

			$7,586,476

Security	Principal Amount (000’s omitted)*	Value
Electric Utilities — 1.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	1,941	$1,960,410
Edison International, Series B, 5.00% to 12/15/26(4)(5)	758	756,899
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	3,025	3,422,031
Sempra Energy, 4.125% to 1/1/27, 4/1/52(4)	4,252	4,150,644
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(5)	1,705	1,699,693
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(4)	2,980	2,915,543
Series B, 5.50% to 3/15/22, 3/15/57(4)	2,469	2,462,757

		$17,367,977

Food Products — 0.6%
Land O’ Lakes, Inc., 8.00%(5)(6)	8,391	$9,041,302

		$9,041,302

Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	4,965	$5,076,713

		$5,076,713

Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	2,886	$2,854,598

		$2,854,598

Insurance — 0.3%
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(4)(6)	1,499	$1,478,823
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(6)	3,702	3,924,120

		$5,402,943

Multi-Utilities — 0.4%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	6,450	$6,599,866

		$6,599,866

Oil, Gas & Consumable Fuels — 1.0%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(5)	6,375	$6,123,379
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	4,900	3,746,515
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(6)	6,981	34,904
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	8,080	6,827,600

		$16,732,398

Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	2,514	$2,385,158

		$2,385,158

Total Corporate Bonds (identified cost $187,828,880)		$179,797,848

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
Global X U.S. Preferred ETF	225,190	$5,555,437
iShares Preferred & Income Securities ETF	142,632	5,370,095

Total Exchange-Traded Funds (identified cost $11,006,485)		$10,925,532

Preferred Stocks — 5.4%

Security	Shares	Value
Banks — 1.6%
AgriBank FCB, 6.875% to 1/1/24(4)	50,890	$5,457,953
CoBank ACB, Series F, 6.25% to 10/1/22(4)	37,717	3,933,883
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	7,600	788,500
First Republic Bank, Series M, 4.00%	115,200	2,540,160
JPMorgan Chase & Co., Series LL, 4.625%	88,050	2,157,225
Signature Bank, Series A, 5.00%	117,000	2,895,750
Wells Fargo & Co.:
Series DD, 4.25%	60,204	1,391,314
Series L, 7.50% (Convertible)	3,647	5,193,729
Series Z, 4.75%	90,021	2,236,122

		$26,594,636

Capital Markets — 0.5%
Affiliated Managers Group, Inc., 4.75%	54,225	$1,349,118
KKR Group Finance Co. IX, LLC, 4.625%	177,000	4,346,235
Stifel Financial Corp., Series D, 4.50%	115,200	2,692,224

		$8,387,577

Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$4,072,640
SCE Trust III, Series H, 5.75% to 3/15/24(4)	76,426	1,883,901
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	37,216	913,653
SCE Trust V, Series K, 5.45% to 3/15/26(4)	68,884	1,725,544
Southern Co. (The), 4.95%	125,000	3,190,000

		$11,785,738

Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	88,127	$2,245,476

		$2,245,476

Food Products — 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.25%(6)	18,430	$1,723,205

		$1,723,205

Insurance — 0.6%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	131,832	$3,625,380
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(4)	105,760	2,869,269
RenaissanceRe Holdings, Ltd., Series G, 4.20%	150,000	3,484,500

		$9,979,149

Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	359,474	$7,901,238

		$7,901,238

Pipelines — 0.3%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(4)	116,000	$2,843,160
Series E, 7.60% to 5/15/24(4)	100,950	2,513,655

		$5,356,815

Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	117,848	$2,681,042

Security	Shares	Value
Series A-1, 6.50%	102,075	$2,500,837
Series A2, 6.375%	134,005	3,233,541

		$8,415,420

Wireless Telecommunication Services — 0.4%
United States Cellular Corp., 5.50%	285,000	$7,116,450

		$7,116,450

Total Preferred Stocks (identified cost $90,983,255)		$89,505,704

Short-Term Investments — 0.1%

Affiliated Fund—0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(10)	1,486,321	$1,486,173

Total Short-Term Investments (identified cost $1,486,173)		$1,486,173

Total Investments — 121.7%(11) (identified cost $1,662,931,324)		$2,004,176,309

Other Assets, Less Liabilities — (21.7)%		$(357,303,246)

Net Assets — 100.0%		$1,646,873,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at January 31, 2022 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2022 was $321,192,523 and the total market value of the collateral received by State Street Bank and Trust Company was $321,337,859, comprised of cash.

(3)	Represents an investment in an issuer that may be deemed to be an affiliate.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $57,165,478 or 3.5% of the Fund’s net assets.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $9,768,129 or 0.6% of the Fund’s net assets.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Country Concentration of Portfolio

Country	Percentage of Total Investments		Value
United States	56.5%		$1,132,399,977
United Kingdom	8.9		179,190,447
France	6.8		135,330,275
Switzerland	5.6		112,611,380
Germany	3.1		61,278,075
Japan	3.0		59,677,528
Spain	2.7		54,820,931
Netherlands	2.0		40,712,488
Sweden	1.6		32,948,448
Ireland	1.6		32,281,307
Canada	1.5		29,629,936
Australia	1.3		25,462,109
Italy	1.2		24,519,302
Taiwan	1.1		21,042,204
Denmark	1.0		19,631,153
Hong Kong	0.7		13,373,699
India	0.4		7,644,216
Mexico	0.3		6,187,893
Bermuda	0.2		3,484,500
Colombia	0.0	(1)	990,005
Brazil	0.0	(1)	34,904
Exchange-Traded Funds	0.5		10,925,532

Total Investments	100.0%		$2,004,176,309

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,376,052	GBP	4,037,334	State Street Bank and Trust Company	2/28/22	$—	$(52,835)
USD	673,301	EUR	595,590	State Street Bank and Trust Company	2/28/22	3,838	—
USD	899,587	EUR	794,014	State Street Bank and Trust Company	2/28/22	7,090	—

						$10,928	$(52,835)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	141	Long	3/18/22	$31,754,963	$(1,386,429)
STOXX Europe 600 Index	(1,382)	Short	3/18/22	(32,200,601)	423,761

					$(962,668)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

At January 31, 2022, the value of the Fund’s investment in affiliated issuers and funds was $3,489,953, which represents 0.2% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares /Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$9,679,338	$—	$(8,460,126)	$1,656,778	$(872,210)	$2,003,780	$—	330,587
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	—	86,482,789	(84,996,078)	(538)	—	1,486,173	1,186	1,486,321

				$1,656,240	$(872,210)	$3,489,953	$1,186

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$124,517,169	$8,354,225	$—	$132,871,394
Consumer Discretionary	87,745,002	106,689,504	—	194,434,506
Consumer Staples	61,140,582	64,146,818	—	125,287,400
Energy	69,481,403	16,788,179	—	86,269,582
Financials	102,644,706	112,876,369	—	215,521,075
Health Care	97,552,284	142,868,149	—	240,420,433
Industrials	97,496,665	127,026,125	—	224,522,790
Information Technology	297,415,165	92,444,980	—	389,860,145
Materials	—	41,752,449	—	41,752,449
Real Estate	10,913,591	—	—	10,913,591
Utilities	21,328,290	39,279,397	—	60,607,687
Total Common Stocks	$970,234,857	$752,226,195 *	$—	$1,722,461,052
Corporate Bonds	$—	$179,797,848	$—	$179,797,848
Exchange-Traded Funds	10,925,532	—	—	10,925,532
Preferred Stocks
Communication Services	7,116,450	—	—	7,116,450
Consumer Staples	—	1,723,205	—	1,723,205
Energy	13,258,053	—	—	13,258,053
Financials	30,434,791	14,526,571	—	44,961,362
Real Estate	10,660,896	—	—	10,660,896
Utilities	11,785,738	—	—	11,785,738
Total Preferred Stocks	$73,255,928	$16,249,776	$—	$89,505,704
Short-Term Investments	$—	$1,486,173	$—	$1,486,173
Total Investments	$1,054,416,317	$949,759,992	$—	$2,004,176,309
Forward Foreign Currency Exchange Contracts	$—	$10,928	$—	$10,928
Futures Contracts	423,761	—	—	423,761
Total	$1,054,840,078	$949,770,920	$—	$2,004,610,998

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(52,835)	$—	$(52,835)
Futures Contracts	(1,386,429)	—	—	(1,386,429)
Total	$(1,386,429)	$(52,835)	$—	$(1,439,264)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.